Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Equity: Total	$ 355		$ 355		$ 20
Repayment of indemnification received from Hoegh LNG	(64)	$ 0	(64)	$ 0
Issuance of units for Board of Directors' fees			155		200
Other and contribution from owner	264		264		472
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees			155		200
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	$ 0		0		1,701
Repayment of indemnification received from Hoegh LNG			$ (64)		$ (2,353)